Financial assets at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2021
Financial assets at fair value through profit or loss
Schedule of financial assets at fair value through profit or loss

		December 31,
		2021	2020
		$	$
Financial assets measured at FVPL
– Unlisted securities	(i)	9,906,000	—
		9,906,000	—

Schedule of movements in balance

	2021	2020
	$	$
At January 1	—	—
Additions during the year	10,000,000	—
Fair value loss on financial assets at fair value through profit or loss	(94,000)	—
At December 31	9,906,000	—